Fair value measurements	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Fair value measurements

Note 15—Fair value measurements

The following tables summarize the Company’s financial assets and liabilities measured at fair value on recurring basis by level within the fair value hierarchy as of the dates indicated (in thousands):

	September 30, 2022
Liabilities	Level 1	Level 2	Level 3
Forward purchase option derivative	-	-	(8,205)
Earn-out liabilities	-	-	(7,000)
Warrant liabilities	-	-	(100)
Total	-	-	(15,305)

	December 31, 2021
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	-	-	(1,380)
Deferred compensation – phantom units	-	-	(8,321)
Total	-	-	(9,701)

Level 3 Rollfoward	Forward purchase option derivative	Earn-out liabilities	Warrant liabilities	Deferred compensation – phantom units
Beginning balances	-	-	(1,380)	(8,321)
Additions	16,615	(74,100)	-	-
Changes in fair value	(24,820)	67,100	(436)	(6,783)
Reclassified to equity	-	-	1,716	15,104
Ending balances	(8,205)	(7,000)	(100)	-

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and contract assets and liabilities, approximate fair value due to their short-term maturities and are excluded from the fair value table above.

The fair value of the forward purchase option derivative was estimated using a Monte-Carlo Simulation in a risk-neutral framework. Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the contractual terms and then discounted at the term-matched risk-free rate. Finally, the value of the forward is calculated as the average present value over all simulated paths. The Company measured the fair value of the forward purchase option derivative as of the Closing Date and September 30, 2022, with the respective fair value adjustments recorded within the accompanying condensed consolidated statement of operations.

For the contingent consideration related to the Earn-Out Interests, the fair value was estimated using a Monte-Carlo Simulation in which the fair value was based on the simulated stock price of the Company over the maturity date of the contingent consideration. The key inputs used in the determination of the fair value included current stock price, volatility, and expected term. The Company measured the fair value of the Earn-Out Interests as of the Closing Date and September 30, 2022, with the respective fair value adjustments recorded within the accompanying condensed consolidated statement of operations.